Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares of Common Stock
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	27.07
Maximum Aggregate Offering Price	$ 270,700,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 41,444.17
Offering Note
(1)
This Registration Statement on Form
S-8
(this “Registration Statement”) registers ordinary shares, no par value per share, of BHP Group Limited (the “registrant”) that are authorized for issuance under the registrant’s BHP Group Limited Equity and Cash Incentive Plan Rules (the “Plan Rules”) and BHP Group Limited Global Employee Share Plan (“Shareplus”). Ordinary shares may be represented by American Depositary Receipts, which are traded in the United States. Each American Depositary Receipt represents two ordinary shares on deposit with Citibank, N.A., as a depositary bank. A separate registration statement on Form
F-6
(File
No. 333-287944)
has been filed to register the American Depositary Receipts. In the event of any share dividend, share split or other similar transaction involving the ordinary shares, the number of ordinary shares registered hereby shall automatically be adjusted in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”).

(2)	Represents (i) 8,000,000 ordinary shares reserved for issuance under the Plan Rules and (ii) 2,000,000 ordinary shares reserved for issuance under Shareplus.
(3)
Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the reported average of the high and low prices of the registrant’s ordinary shares as reported on the Australian Securities Exchange for August 18, 2025, translated into United Sates dollars as of the same date at the rate of A$1.00 = US$0.6491, as published by
The Wall Street Journal
for that date.